Note 3 - Loans and Allowance for Loan Losses (Detail) - Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 558,288	$ 598,308
Less: Allowance for loan losses	6,905	7,344
Loans, net	551,383	590,964
Residential Portfolio Segment [Member]
Loans	226,022	238,490
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member]
Loans	104,842	129,364
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member]
Loans	52,792	56,620
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	17,376	21,471
Commercial and Industrial [Member]
Loans	57,239	45,200
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans	41,168	45,702
Consumer Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans	18,332	20,507
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member]
Loans	$ 40,517	$ 40,954